Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
14.	RELATED PARTY BALANCES AND TRANSACTIONS

Amount due from related parties

US$ thousands

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2025	June 30, 2026
Yongbao Insurance Agency Co., Ltd. and subsidiaries	Common shareholder	Inter-transaction	Repayment on demand	$14	$15
Wang Yaxian	Shareholder of the Company	Other receivables	Repayment on demand	3,550	$3,550
Feng Weidong	CTO of the Company	Other receivables	Repayment on demand	3,550	$3,550
Wu Xianlong	Director of a subsidiary	Account receivables & Other receivables	Repayment on demand	1,900	$1,900
Qingdao SOS Industry Holding Co, Ltd	Related Party	Other receivables	Repayment on demand	30,460	$31,394
				$39,474	$40,409

Amount due to related parties

Name of Related Party	Relationship	Nature	Repayment terms	December 31, 2025	June 30, 2026
Wang Yilin	Director of China SOS	Account payables	Repayment on demand	1	1
Wu Wenbin	Non-executive director	Account payables	Repayment on demand	25	25
Li Sing Leung	CFO of the Company	Other payables	Repayment on demand	9	9
Wang Yaxian	Shareholder of the Company	Other payables	Repayment on demand	1,000	1,000
Qingdao SOS Industry Holding Co, Ltd.	Related Party	Other payables	Repayment on demand	607	607

				$1,642	$1,642